Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Entity Information [Line Items]
Benefit Plans
BENEFIT PLANS

The following table (in thousands) presents information for the nine months ended September 30, 2017, relating to the Pension Plans:

Net unfunded status of plans:
Net unfunded status at December 31, 2016, before tax adjustments	$(57,395)
Net benefit cost components reflected in net unfunded status during first quarter:
Service cost	(1,836)
Interest cost	(6,327)
Expected return on assets	11,167
Actuarial valuation adjustment	80
Employer contributions	7,211
Net unfunded status at March 31, 2017, before tax adjustments	$(47,100)
Net benefit cost components reflected in net unfunded status during second quarter:
Service cost	(1,836)
Interest cost	(6,326)
Expected return on assets	11,168
Net unfunded status at June 30, 2017, before tax adjustments	$(44,094)
Net benefit cost components reflected in net unfunded status during third quarter:
Service cost	(1,836)
Interest cost	(6,326)
Expected return on assets	11,168
Net unfunded status at September 30, 2017, before tax adjustments	$(41,088)

Regulatory assets related to pensions(1):
Regulatory assets at December 31, 2016, before tax adjustments	$223,705
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,060)
Amortization of net actuarial loss	(3,300)
Settlements(2)	(146)
Actuarial valuation adjustment	(80)
Regulatory assets at March 31, 2017, before tax adjustments	$219,119
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,060)
Amortization of net actuarial loss	(3,299)
Regulatory assets at June 30, 2017, before tax adjustments	$214,760
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,060)
Amortization of net actuarial loss	(3,298)
Regulatory assets at September 30, 2017, before tax adjustments	$210,402

(1)
Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation – Retirement Benefits,” are recorded as a regulatory asset or liability because IPL has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts not yet recognized as components of net periodic benefit costs.

(2)	The settlement loss of $0.1 million for the three months ended March 31, 2017 was the result of a lump sum distribution paid out of the Supplemental Retirement Plan.

Pension Expense

The following table presents net periodic benefit cost information relating to the Pension Plans combined:

	For the Three Months Ended,		For the Nine Months Ended,
	September 30,		September 30,
	2017	2016	2017	2016
	(In Thousands)		(In Thousands)
Components of net periodic benefit cost:
Service cost	$1,836	$1,754	$5,508	$5,263
Interest cost	6,326	6,454	18,979	19,362
Expected return on plan assets	(11,168)	(10,873)	(33,503)	(32,620)
Amortization of prior service cost	1,060	1,296	3,180	3,888
Amortization of actuarial loss	3,298	3,474	9,897	10,422
Settlements	—	—	146	—
Net periodic benefit cost	$1,352	$2,105	$4,207	$6,315

In addition, IPL provides postretirement health care benefits to certain active or retired employees and the spouses of certain active or retired employees. These postretirement health care benefits and the related unfunded obligation of $7.3 million and $6.8 million at September 30, 2017 and December 31, 2016, respectively, were not material to the Financial Statements in the periods covered by this report.

BENEFIT PLANS

Defined Contribution Plans

All of IPL’s employees are covered by one of two defined contribution plans, the Thrift Plan or the RSP:

The Thrift Plan

Approximately 87% of IPL’s active employees are covered by the Thrift Plan, a qualified defined contribution plan. All union new hires are covered under the Thrift Plan. Participants elect to make contributions to the Thrift Plan based on a percentage of their base compensation. Each participant’s contribution is matched up to certain thresholds of base compensation. The IBEW clerical-technical union new hires receive an annual lump sum company contribution into the Thrift Plan in addition to the company match. Employer contributions to the Thrift Plan were $3.1 million, $3.1 million and $3.0 million for 2016, 2015 and 2014, respectively.

The RSP

Approximately 13% of IPL’s active employees are covered by the RSP, a qualified defined contribution plan containing a profit sharing component. All non-union new hires are covered under the RSP. Participants elect to make contributions to the RSP based on a percentage of their taxable compensation. Each participant’s contribution is matched in amounts up to, but not exceeding, 5% of the participant’s taxable compensation. In addition, the RSP has a profit sharing component whereby IPL contributes a percentage of each employee’s annual salary into the plan on a pre-tax basis. The profit sharing percentage is determined by the AES Board of Directors on an annual basis. Employer payroll-matching and profit sharing contributions (by IPL) relating to the RSP were $1.0 million, $0.3 million and $1.5 million for 2016, 2015 and 2014, respectively.

Defined Benefit Plans

Approximately 79% of IPL’s active employees are covered by the qualified Defined Benefit Pension Plan; while approximately 8% of active employees are IBEW clerical-technical unit employees who are only eligible for the Thrift Plan, which is a defined contribution plan. The remaining 13% of active employees are covered by the RSP. The RSP is a qualified defined contribution plan containing a profit sharing component. All non-union new hires are covered under the RSP, while IBEW physical unit union new hires are covered under the Defined Benefit Pension Plan and Thrift Plan. The IBEW clerical-technical unit new hires are no longer covered under the Defined Benefit Pension Plan but do receive an annual lump sum company contribution into the Thrift Plan, in addition to the company match. The Defined Benefit Pension Plan is noncontributory and is funded by IPL through a trust. Benefits for non-union participants in the Defined Benefit Pension Plan are based on salary, years of service and accrued benefits at April 1, 2015. Benefits for eligible union participants are based on each individual employee's pension band and years of service as opposed to their compensation. Pension bands are based primarily on job duties and responsibilities.

Additionally, a small group of former officers and their surviving spouses are covered under a funded non-qualified Supplemental Retirement Plan. The total number of participants in the plan as of December 31, 2016 was 23. The plan is closed to new participants.

IPL also provides postretirement health care benefits to certain active or retired employees and the spouses of certain active or retired employees. Approximately 168 active employees and 15 retirees (including spouses) were receiving such benefits or entitled to future benefits as of January 1, 2016. The plan is unfunded. These postretirement health care benefits and the related unfunded obligation of $6.8 million and $4.5 million at December 31, 2016 and 2015, respectively, were not material to the consolidated financial statements in the periods covered by this report.
The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2016	2015
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$723,887	$748,421
Service cost	7,018	8,314
Interest cost	25,815	29,638
Actuarial loss (gain)	9,718	(31,989)
Amendments (primarily increases in pension bands)	—	5,409
Settlements	—	(395)
Benefits paid	(34,613)	(35,511)
Projected benefit obligation at December 31	731,825	723,887
Change in plan assets:
Fair value of plan assets at January 1	647,573	657,239
Actual return on plan assets	45,520	1,074
Employer contributions	15,950	25,166
Settlements	—	(395)
Benefits paid	(34,613)	(35,511)
Fair value of plan assets at December 31	674,430	647,573
Unfunded status	$(57,395)	$(76,314)
Amounts recognized in the statement of financial position:
Noncurrent liabilities	$(57,395)	$(76,314)
Net amount recognized at end of year	$(57,395)	$(76,314)
Sources of change in regulatory assets (1):
Prior service cost arising during period	$—	$5,409
Net loss arising during period	7,690	11,757
Amortization of prior service cost	(5,183)	(4,867)
Amortization of loss	(13,896)	(14,096)
Total recognized in regulatory assets (1)	$(11,389)	$(1,797)
Amounts included in regulatory assets (1):
Net loss	$203,047	$209,252
Prior service cost	20,658	25,842
Total amounts included in regulatory assets	$223,705	$235,094

(1) Represents amounts included in regulatory assets yet to be recognized as components of net prepaid (accrued) benefit costs.

Information for Pension Plans with a projected benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2016	2015
	(In Thousands)
Benefit obligation	$731,825	$723,887
Plan assets	674,430	647,573
Benefit obligation in excess of plan assets	$57,395	$76,314

IPL’s total benefit obligation in excess of plan assets was $57.4 million as of December 31, 2016 ($56.3 million Defined Benefit Pension Plan and $1.1 million Supplemental Retirement Plan).
Information for Pension Plans with an accumulated benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2016	2015
	(In Thousands)
Accumulated benefit obligation	$720,901	$712,297
Plan assets	674,430	647,573
Accumulated benefit obligation in excess of plan assets	$46,471	$64,724

IPL’s total accumulated benefit obligation in excess of plan assets was $46.5 million as of December 31, 2016 ($45.4 million Defined Benefit Pension Plan and $1.1 million Supplemental Retirement Plan).

Pension Benefits and Expense

Reported expenses relevant to the Defined Benefit Pension Plan are dependent upon numerous factors resulting from actual plan experience and assumptions of future experience, including the performance of plan assets and actual benefits paid out in future years. Pension costs associated with the Defined Benefit Pension Plan are impacted by the level of contributions made to the plan, earnings on plan assets, the adoption of new mortality tables, and employee demographics, including age, job responsibilities, salary and employment periods. Changes made to the provisions of the Defined Benefit Pension Plan may impact current and future pension costs. Pension costs may also be significantly affected by changes in key actuarial assumptions, including anticipated rates of return on plan assets and the corporate bond discount rates, as well as, the adoption of a new mortality table used in determining the projected benefit obligation and pension costs.

Effective January 1, 2016 the Company applied a disaggregated discount rate approach for determining service cost and interest cost for its defined benefit pension plans and postretirement plans. Refer to Note 1, “Overview and Summary of Significant Accounting Policies” for further information relating to this change in estimate. The impact of the change in approach is a reduction in: (1) service costs of $0.4 million for pension plans in 2016 ($0.4 million Defined Benefit Pension Plan and $0.0 million Supplemental Retirement Plan), and (2) interest costs of $5.3 million for pension plans in 2016 ($5.3 million Defined Benefit Pension Plan and $0.0 million Supplemental Retirement Plan).

The 2016 net actuarial loss of $7.7 million is comprised of two parts: (1) a $9.7 million pension liability actuarial loss primarily due to a decrease in the discount rate used to value pension liabilities; partially offset by (2) a $2.0 million pension asset actuarial gain primarily due to higher than expected return on assets. The unrecognized net loss of $203.0 million in the Pension Plans has accumulated over time primarily due to the long-term declining trend in corporate bond rates, the lower than expected return on assets during the year 2008, and the adoption of new mortality tables which increased the expected benefit obligation due to the longer expected lives of plan participants, since ASC 715 was adopted. During 2016, the accumulated net loss was decreased due to a combination of higher than expected return on pension assets, as well as the year 2016 amortization of accumulated loss, which was partially offset by lower discount rates used to value pension liabilities. The unrecognized net loss, to the extent that it exceeds 10% of the greater of the benefit obligation or the assets, will be amortized and included as a component of net periodic benefit cost in future years. The amortization period is approximately 9.75 years based on estimated demographic data as of December 31, 2016. The projected benefit obligation of $731.8 million less the fair value of assets of $674.4 million results in an unfunded status of $(57.4) million at December 31, 2016.

	Pension benefits for years ended December 31,
	2016	2015		2014
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$7,018	$8,314		$7,231
Interest cost	25,815	29,638		31,154
Expected return on plan assets	(43,492)	(44,819)		(41,893)
Amortization of prior service cost	5,183	4,867		4,853
Recognized actuarial loss	13,896	13,890		9,710
Recognized settlement loss	—	206	—	—
Total pension cost	8,420	12,096		11,055
Less: amounts capitalized	1,187	1,403		1,426
Amount charged to expense	$7,233	$10,693		$9,629
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	4.42%	4.06%		4.92%
Discount rate – supplemental retirement plan	4.19%	3.82%		4.64%
Expected return on defined benefit pension plan assets	6.75%	6.75%		7.00%
Expected return on supplemental retirement plan assets	6.75%	6.75%		7.00%

Pension expense for the following year is determined as of the December 31 measurement date based on the fair value of the Pension Plans’ assets, the expected long-term rate of return on plan assets, a mortality table assumption that reflects the life expectancy of plan participants, and a discount rate used to determine the projected benefit obligation. For 2016, pension expense was determined using an assumed long-term rate of return on plan assets of 6.75%. As of the December 31, 2016 measurement date, IPL decreased the discount rate from 4.42% to 4.29% for the Defined Benefit Pension Plan and decreased the discount rate from 4.19% to 4.00% for the Supplemental Retirement Plan. The discount rate assumption affects the pension expense determined for 2017. In addition, IPL kept the expected long-term rate of return on plan assets at 6.75% effective January 1, 2017. The expected long-term rate of return assumption affects the pension expense determined for 2017. The effect on 2017 total pension expense of a 25 basis point increase and decrease in the assumed discount rate is $(1.2) million and $1.3 million, respectively.

In determining the discount rate to use for valuing liabilities we use the market yield curve on high-quality fixed income investments as of December 31, 2016. We project the expected benefit payments under the plan based on participant data and based on certain assumptions concerning mortality, retirement rates, termination rates, etc. The expected benefit payments for each year are discounted back to the measurement date using the appropriate spot rate for each half-year from the yield curve, thereby obtaining a present value of all expected future benefit payments using the yield curve. Finally, an equivalent single discount rate is determined which produces a present value equal to the present value determined using the full yield curve.

Expected amortization

The estimated net loss and prior service cost for the Pension Plans that will be amortized from the regulatory asset into net periodic benefit cost over the 2017 plan year are $13.2 million and $4.2 million, respectively (Defined Benefit Pension Plan of $13.0 million and $4.2 million, respectively; and the Supplemental Retirement Plan of $0.2 million and $0.0 million, respectively).

Pension Plan Assets and Fair Value Measurements

Pension plan assets consist of investments in equities (domestic and international), fixed income securities, and short-term securities. Differences between actual portfolio returns and expected returns may result in increased or decreased pension costs in future periods. Pension costs are determined as of the plan’s measurement date of December 31, 2016. Pension costs are determined for the following year based on the market value of pension plan assets, expected level of employer contributions, a discount rate used to determine the projected benefit obligation and the expected long-term rate of return on plan assets.

Fair value is defined under ASC 820 as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3) as discussed in Note 1.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold, as well as held, during the year.

A description of the valuation methodologies used for each major class of assets and liabilities measured at fair value follows:

•	All the Plan’s investments have quoted market prices and are categorized as Level 1 in the fair value hierarchy.

•
The Plan’s investments in U.S. Government agency fixed income securities are valued from third-party pricing sources, but they generally do not represent transaction prices for the identical security in an active market nor does it represent data obtained from an exchange.

The primary objective of the Plan is to provide a source of retirement income for its participants and beneficiaries, while the primary financial objective is to improve the unfunded status of the Plan. A secondary financial objective is, where possible, to minimize pension expense volatility. The objective is based on a long-term investment horizon, so that interim fluctuations should be viewed with appropriate perspective. There can be no assurance that these objectives will be met.

In establishing our expected long-term rate of return assumption, we utilize a methodology developed by the plan’s investment consultant who maintains a capital market assumption model that takes into consideration risk, return and correlation assumptions across asset classes. A combination of quantitative analysis of historical data and qualitative judgment is used to capture trends, structural changes and potential scenarios not reflected in historical data.

The result of the analyses is a series of inputs that produce a picture of how the plan consultant believes portfolios are likely to behave through time. Capital market assumptions are intended to reflect the behavior of asset classes observed over several market cycles. Stress assumptions are also examined, since the characteristics of asset classes are constantly changing. A dynamic model is employed to manage the numerous assumptions required to estimate portfolio characteristics under different base currencies, time horizons and inflation expectations.

The Plan consultant develops forward-looking, long-term capital market assumptions for risk, return and correlations for a variety of global asset classes, interest rates and inflation. These assumptions are created using a combination of historical analysis, current market environment assessment and by applying the consultant’s own judgment. The consultant then determines an equilibrium long-term rate of return. We then take into consideration the investment manager/consultant expenses, as well as any other expenses expected to be paid out of the Plan’s trust. Finally, we have the Plan’s actuary perform a tolerance test of the consultant’s equilibrium expected long-term rate of return. We use an expected long-term rate of return compatible with the actuary’s tolerance level.

The following table summarizes the Company’s target pension plan allocation for 2016:

Asset Category:	Target Allocations
Equity Securities	60%
Debt Securities	40%

	Fair Value Measurements at
	December 31, 2016
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$78	$78	$—	—%
Mutual funds:
U.S. equities	329,877	329,877	—	49%
International equities	58,833	58,833	—	9%
Fixed income	230,926	230,926	—	34%
Fixed income securities:
U.S. Treasury securities	54,716	54,716	—	8%
Total	$674,430	$674,430	$—	100%

	Fair Value Measurements at
	December 31, 2015
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$176	$176	$—	—%
Mutual funds:
U.S. equities	318,368	318,368	—	49%
International equities	60,751	60,751	—	10%
Fixed income	215,325	215,325	—	33%
Fixed income securities:
U.S. Treasury securities	52,953	52,953	—	8%
Total	$647,573	$647,573	$—	100%

Pension Funding

We contributed $16.0 million, $25.2 million, and $54.1 million to the Pension Plans in 2016, 2015 and 2014, respectively. Funding for the qualified Defined Benefit Pension Plan is based upon actuarially determined contributions that take into account the amount deductible for income tax purposes and the minimum contribution required under ERISA, as amended by the Pension Protection Act of 2006, as well as targeted funding levels necessary to meet certain thresholds.

From an ERISA funding perspective, IPL’s funded target liability percentage was estimated to be 108%. In addition to the surplus, IPL must also contribute the normal service cost earned by active participants during the plan year. The funding of normal cost is expected to be about $7.1 million in 2017, which includes $2.2 million for plan expenses. Each year thereafter, if the plan’s underfunding increases to more than the present value of the remaining annual installments, the excess is separately amortized over a seven-year period. IPL elected to fund $7.1 million in January 2017, which satisfies all funding requirements for the calendar year 2017. IPL’s funding policy for the Pension Plans is to contribute annually no less than the minimum required by applicable law, and no more than the maximum amount that can be deducted for federal income tax purposes.

Benefit payments made from the Pension Plans for the years ended December 31, 2016 and 2015 were $34.6 million and $35.7 million, respectively. Expected benefit payments are expected to be paid out of the Pension Plans as follows:

Year	Pension Benefits
(In Thousands)
2017	$39,624
2018	41,043
2019	42,527
2020	43,745
2021	45,084
2022 through 2026	235,759

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Benefit Plans
BENEFIT PLANS

The following table (in thousands) presents information for the nine months ended September 30, 2017, relating to the Pension Plans:

Net unfunded status of plans:
Net unfunded status at December 31, 2016, before tax adjustments	$(57,395)
Net benefit cost components reflected in net unfunded status during first quarter:
Service cost	(1,836)
Interest cost	(6,327)
Expected return on assets	11,167
Actuarial valuation adjustment	80
Employer contributions	7,211
Net unfunded status at March 31, 2017, before tax adjustments	$(47,100)
Net benefit cost components reflected in net unfunded status during second quarter:
Service cost	(1,836)
Interest cost	(6,326)
Expected return on assets	11,168
Net unfunded status at June 30, 2017, before tax adjustments	$(44,094)
Net benefit cost components reflected in net unfunded status during third quarter:
Service cost	(1,836)
Interest cost	(6,326)
Expected return on assets	11,168
Net unfunded status at September 30, 2017, before tax adjustments	$(41,088)

Regulatory assets related to pensions(1):
Regulatory assets at December 31, 2016, before tax adjustments	$223,705
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,060)
Amortization of net actuarial loss	(3,300)
Settlements(2)	(146)
Actuarial valuation adjustment	(80)
Regulatory assets at March 31, 2017, before tax adjustments	$219,119
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,060)
Amortization of net actuarial loss	(3,299)
Regulatory assets at June 30, 2017, before tax adjustments	$214,760
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,060)
Amortization of net actuarial loss	(3,298)
Regulatory assets at September 30, 2017, before tax adjustments	$210,402

(1)
Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation – Retirement Benefits,” are recorded as a regulatory asset or liability because IPL has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts not yet recognized as components of net periodic benefit costs.

(2)	The settlement loss of $0.1 million for the three months ended March 31, 2017 was the result of a lump sum distribution paid out of the Supplemental Retirement Plan.

Pension Expense

The following table presents net periodic benefit cost information relating to the Pension Plans combined:

	For the Three Months Ended,		For the Nine Months Ended,
	September 30,		September 30,
	2017	2016	2017	2016
	(In Thousands)		(In Thousands)
Components of net periodic benefit cost:
Service cost	$1,836	$1,754	$5,508	$5,263
Interest cost	6,326	6,454	18,979	19,362
Expected return on plan assets	(11,168)	(10,873)	(33,503)	(32,620)
Amortization of prior service cost	1,060	1,296	3,180	3,888
Amortization of actuarial loss	3,298	3,474	9,897	10,422
Settlements	—	—	146	—
Net periodic benefit cost	$1,352	$2,105	$4,207	$6,315

In addition, IPL provides postretirement health care benefits to certain active or retired employees and the spouses of certain active or retired employees. These postretirement health care benefits and the related unfunded obligation of $7.3 million and $6.8 million at September 30, 2017 and December 31, 2016, respectively, were not material to the Financial Statements in the periods covered by this report.

BENEFIT PLANS

Defined Contribution Plans

All of IPL’s employees are covered by one of two defined contribution plans, the Thrift Plan or the RSP:

The Thrift Plan

Approximately 87% of IPL’s active employees are covered by the Thrift Plan, a qualified defined contribution plan. All union new hires are covered under the Thrift Plan. Participants elect to make contributions to the Thrift Plan based on a percentage of their base compensation. Each participant’s contribution is matched up to certain thresholds of base compensation. The IBEW clerical-technical union new hires receive an annual lump sum company contribution into the Thrift Plan in addition to the company match. Employer contributions to the Thrift Plan were $3.1 million, $3.1 million and $3.0 million for 2016, 2015 and 2014, respectively.

The RSP

Approximately 13% of IPL’s active employees are covered by the RSP, a qualified defined contribution plan containing a profit sharing component. All non-union new hires are covered under the RSP. Participants elect to make contributions to the RSP based on a percentage of their taxable compensation. Each participant’s contribution is matched in amounts up to, but not exceeding, 5% of the participant’s taxable compensation. In addition, the RSP has a profit sharing component whereby IPL contributes a percentage of each employee’s annual salary into the plan on a pre-tax basis. The profit sharing percentage is determined by the AES Board of Directors on an annual basis. Employer payroll-matching and profit sharing contributions (by IPL) relating to the RSP were $1.0 million, $0.3 million and $1.5 million for 2016, 2015 and 2014, respectively.

Defined Benefit Plans

Approximately 79% of IPL’s active employees are covered by the qualified Defined Benefit Pension Plan; while approximately 8% of active employees are IBEW clerical-technical unit employees who are only eligible for the Thrift Plan, which is a defined contribution plan. The remaining 13% of active employees are covered by the RSP. The RSP is a qualified defined contribution plan containing a profit sharing component. All non-union new hires are covered under the RSP, while IBEW physical unit union new hires are covered under the Defined Benefit Pension Plan and Thrift Plan. The IBEW clerical-technical unit new hires are no longer covered under the Defined Benefit Pension Plan but do receive an annual lump sum company contribution into the Thrift Plan, in addition to the company match. The Defined Benefit Pension Plan is noncontributory and is funded by IPL through a trust. Benefits for non-union participants in the Defined Benefit Pension Plan are based on salary, years of service and accrued benefits at April 1, 2015. Benefits for eligible union participants are based on each individual employee's pension band and years of service as opposed to their compensation. Pension bands are based primarily on job duties and responsibilities.

Additionally, a small group of former officers and their surviving spouses are covered under a funded non-qualified Supplemental Retirement Plan. The total number of participants in the plan as of December 31, 2016 was 23. The plan is closed to new participants.

IPL also provides postretirement health care benefits to certain active or retired employees and the spouses of certain active or retired employees. Approximately 168 active employees and 15 retirees (including spouses) were receiving such benefits or entitled to future benefits as of January 1, 2016. The plan is unfunded. These postretirement health care benefits and the related unfunded obligation of $6.8 million and $4.5 million at December 31, 2016 and 2015, respectively, were not material to the consolidated financial statements in the periods covered by this report.

The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2016	2015
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$723,887	$748,421
Service cost	7,018	8,314
Interest cost	25,815	29,638
Actuarial loss (gain)	9,718	(31,989)
Amendments (primarily increases in pension bands)	—	5,409
Settlements	—	(395)
Benefits paid	(34,613)	(35,511)
Projected benefit obligation at December 31	731,825	723,887
Change in plan assets:
Fair value of plan assets at January 1	647,573	657,239
Actual return on plan assets	45,520	1,074
Employer contributions	15,950	25,166
Settlements	—	(395)
Benefits paid	(34,613)	(35,511)
Fair value of plan assets at December 31	674,430	647,573
Unfunded status	$(57,395)	$(76,314)
Amounts recognized in the statement of financial position:
Noncurrent liabilities	$(57,395)	$(76,314)
Net amount recognized at end of year	$(57,395)	$(76,314)
Sources of change in regulatory assets (1):
Prior service cost arising during period	$—	$5,409
Net loss arising during period	7,690	11,757
Amortization of prior service cost	(5,183)	(4,867)
Amortization of loss	(13,896)	(14,096)
Total recognized in regulatory assets (1)	$(11,389)	$(1,797)
Amounts included in regulatory assets (1):
Net loss	$203,047	$209,252
Prior service cost	20,658	25,842
Total amounts included in regulatory assets	$223,705	$235,094

(1) Represents amounts included in regulatory assets yet to be recognized as components of net prepaid (accrued) benefit costs.

Information for Pension Plans with a projected benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2016	2015
	(In Thousands)
Benefit obligation	$731,825	$723,887
Plan assets	674,430	647,573
Benefit obligation in excess of plan assets	$57,395	$76,314

IPL’s total benefit obligation in excess of plan assets was $57.4 million as of December 31, 2016 ($56.3 million Defined Benefit Pension Plan and $1.1 million Supplemental Retirement Plan).

Information for Pension Plans with an accumulated benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2016	2015
	(In Thousands)
Accumulated benefit obligation	$720,901	$712,297
Plan assets	674,430	647,573
Accumulated benefit obligation in excess of plan assets	$46,471	$64,724

IPL’s total accumulated benefit obligation in excess of plan assets was $46.5 million as of December 31, 2016 ($45.4 million Defined Benefit Pension Plan and $1.1 million Supplemental Retirement Plan).

Pension Benefits and Expense

Reported expenses relevant to the Defined Benefit Pension Plan are dependent upon numerous factors resulting from actual plan experience and assumptions of future experience, including the performance of plan assets and actual benefits paid out in future years. Pension costs associated with the Defined Benefit Pension Plan are impacted by the level of contributions made to the plan, earnings on plan assets, the adoption of new mortality tables, and employee demographics, including age, job responsibilities, salary and employment periods. Changes made to the provisions of the Defined Benefit Pension Plan may impact current and future pension costs. Pension costs may also be significantly affected by changes in key actuarial assumptions, including anticipated rates of return on plan assets and the corporate bond discount rates, as well as, the adoption of a new mortality table used in determining the projected benefit obligation and pension costs.

Effective January 1, 2016 the Company applied a disaggregated discount rate approach for determining service cost and interest cost for its defined benefit pension plans and postretirement plans. Refer to Note 1, “Overview and Summary of Significant Accounting Policies” for further information relating to this change in estimate. The impact of the change in approach is a reduction in: (1) service costs of $0.4 million for pension plans in 2016 ($0.4 million Defined Benefit Pension Plan and $0.0 million Supplemental Retirement Plan), and (2) interest costs of $5.3 million for pension plans in 2016 ($5.3 million Defined Benefit Pension Plan and $0.0 million Supplemental Retirement Plan).

The 2016 net actuarial loss of $7.7 million is comprised of two parts: (1) a $9.7 million pension liability actuarial loss primarily due to a decrease in the discount rate used to value pension liabilities; partially offset by (2) a $2.0 million pension asset actuarial gain primarily due to higher than expected return on assets. The unrecognized net loss of $203.0 million in the Pension Plans has accumulated over time primarily due to the long-term declining trend in corporate bond rates, the lower than expected return on assets during the year 2008, and the adoption of new mortality tables which increased the expected benefit obligation due to the longer expected lives of plan participants, since ASC 715 was adopted. During 2016, the accumulated net loss was decreased due to a combination of higher than expected return on pension assets, as well as the year 2016 amortization of accumulated loss, which was partially offset by lower discount rates used to value pension liabilities. The unrecognized net loss, to the extent that it exceeds 10% of the greater of the benefit obligation or the assets, will be amortized and included as a component of net periodic benefit cost in future years. The amortization period is approximately 9.75 years based on estimated demographic data as of December 31, 2016. The projected benefit obligation of $731.8 million less the fair value of assets of $674.4 million results in an unfunded status of $(57.4) million at December 31, 2016.

	Pension benefits for years ended December 31,
	2016	2015	2014
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$7,018	$8,314	$7,231
Interest cost	25,815	29,638	31,154
Expected return on plan assets	(43,492)	(44,819)	(41,893)
Amortization of prior service cost	5,183	4,867	4,853
Recognized actuarial loss	13,896	13,890	9,710
Recognized settlement loss	—	206	—
Total pension cost	8,420	12,096	11,055
Less: amounts capitalized	1,187	1,403	1,426
Amount charged to expense	$7,233	$10,693	$9,629
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	4.42%	4.06%	4.92%
Discount rate – supplemental retirement plan	4.19%	3.82%	4.64%
Expected return on defined benefit pension plan assets	6.75%	6.75%	7.00%
Expected return on supplemental retirement plan assets	6.75%	6.75%	7.00%

Pension expense for the following year is determined as of the December 31 measurement date based on the fair value of the Pension Plans’ assets, the expected long-term rate of return on plan assets, a mortality table assumption that reflects the life expectancy of plan participants, and a discount rate used to determine the projected benefit obligation. For 2016, pension expense was determined using an assumed long-term rate of return on plan assets of 6.75%. As of the December 31, 2016 measurement date, IPL decreased the discount rate from 4.42% to 4.29% for the Defined Benefit Pension Plan and decreased the discount rate from 4.19% to 4.00% for the Supplemental Retirement Plan. The discount rate assumption affects the pension expense determined for 2017. In addition, IPL kept the expected long-term rate of return on plan assets at 6.75% effective January 1, 2017. The expected long-term rate of return assumption affects the pension expense determined for 2017. The effect on 2017 total pension expense of a 25 basis point increase and decrease in the assumed discount rate is $(1.2) million and $1.3 million, respectively.

In determining the discount rate to use for valuing liabilities we use the market yield curve on high-quality fixed income investments as of December 31, 2016. We project the expected benefit payments under the plan based on participant data and based on certain assumptions concerning mortality, retirement rates, termination rates, etc. The expected benefit payments for each year are discounted back to the measurement date using the appropriate spot rate for each half-year from the yield curve, thereby obtaining a present value of all expected future benefit payments using the yield curve. Finally, an equivalent single discount rate is determined which produces a present value equal to the present value determined using the full yield curve.

Expected amortization

The estimated net loss and prior service cost for the Pension Plans that will be amortized from the regulatory asset into net periodic benefit cost over the 2017 plan year are $13.2 million and $4.2 million, respectively (Defined Benefit Pension Plan of $13.0 million and $4.2 million, respectively; and the Supplemental Retirement Plan of $0.2 million and $0.0 million, respectively).

Pension Plan Assets and Fair Value Measurements

Pension plan assets consist of investments in equities (domestic and international), fixed income securities, and short-term securities.  Differences between actual portfolio returns and expected returns may result in increased or decreased pension costs in future periods. Pension costs are determined as of the plan’s measurement date of December 31, 2016. Pension costs are determined for the following year based on the market value of pension plan assets, expected level of employer contributions, a discount rate used to determine the projected benefit obligation and the expected long-term rate of return on plan assets.

Fair value is defined under ASC 820 as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3) as discussed in Note 1.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold, as well as held, during the year.

A description of the valuation methodologies used for each major class of assets and liabilities measured at fair value follows:

•	All the Plan’s investments have quoted market prices and are categorized as Level 1 in the fair value hierarchy.

•
The Plan’s investments in U.S. Government agency fixed income securities are valued from third-party pricing sources, but they generally do not represent transaction prices for the identical security in an active market nor does it represent data obtained from an exchange.

The primary objective of the Plan is to provide a source of retirement income for its participants and beneficiaries, while the primary financial objective is to improve the unfunded status of the Plan. A secondary financial objective is, where possible, to minimize pension expense volatility. The objective is based on a long-term investment horizon, so that interim fluctuations should be viewed with appropriate perspective. There can be no assurance that these objectives will be met.

In establishing our expected long-term rate of return assumption, we utilize a methodology developed by the plan’s investment consultant who maintains a capital market assumption model that takes into consideration risk, return and correlation assumptions across asset classes. A combination of quantitative analysis of historical data and qualitative judgment is used to capture trends, structural changes and potential scenarios not reflected in historical data.

The result of the analyses is a series of inputs that produce a picture of how the plan consultant believes portfolios are likely to behave through time. Capital market assumptions are intended to reflect the behavior of asset classes observed over several market cycles. Stress assumptions are also examined, since the characteristics of asset classes are constantly changing. A dynamic model is employed to manage the numerous assumptions required to estimate portfolio characteristics under different base currencies, time horizons and inflation expectations.

The Plan consultant develops forward-looking, long-term capital market assumptions for risk, return and correlations for a variety of global asset classes, interest rates and inflation. These assumptions are created using a combination of historical analysis, current market environment assessment and by applying the consultant’s own judgment. The consultant then determines an equilibrium long-term rate of return. We then take into consideration the investment manager/consultant expenses, as well as any other expenses expected to be paid out of the Plan’s trust. Finally, we have the Plan’s actuary perform a tolerance test of the consultant’s equilibrium expected long-term rate of return. We use an expected long-term rate of return compatible with the actuary’s tolerance level.

The following table summarizes the Company’s target pension plan allocation for 2016:

Asset Category:	Target Allocations
Equity Securities	60%
Debt Securities	40%

	Fair Value Measurements at
	December 31, 2016
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$78	$78	$—	—%
Mutual funds:
U.S. equities	329,877	329,877	—	49%
International equities	58,833	58,833	—	9%
Fixed income	230,926	230,926	—	34%
Fixed income securities:
U.S. Treasury securities	54,716	54,716	—	8%
Total	$674,430	$674,430	$—	100%

	Fair Value Measurements at
	December 31, 2015
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$176	$176	$—	—%
Mutual funds:
U.S. equities	318,368	318,368	—	49%
International equities	60,751	60,751	—	10%
Fixed income	215,325	215,325	—	33%
Fixed income securities:
U.S. Treasury securities	52,953	52,953	—	8%
Total	$647,573	$647,573	$—	100%

Pension Funding

We contributed $16.0 million, $25.2 million, and $54.1 million to the Pension Plans in 2016, 2015 and 2014, respectively. Funding for the qualified Defined Benefit Pension Plan is based upon actuarially determined contributions that take into account the amount deductible for income tax purposes and the minimum contribution required under ERISA, as amended by the Pension Protection Act of 2006, as well as targeted funding levels necessary to meet certain thresholds.

From an ERISA funding perspective, IPL’s funded target liability percentage was estimated to be 108%. In addition to the surplus, IPL must also contribute the normal service cost earned by active participants during the plan year. The funding of normal cost is expected to be about $7.1 million in 2017, which includes $2.2 million for plan expenses. Each year thereafter, if the plan’s underfunding increases to more than the present value of the remaining annual installments, the excess is separately amortized over a seven-year period. IPL elected to fund $7.1 million in January 2017, which satisfies all funding requirements for the calendar year 2017. IPL’s funding policy for the Pension Plans is to contribute annually no less than the minimum required by applicable law, and no more than the maximum amount that can be deducted for federal income tax purposes.

Benefit payments made from the Pension Plans for the years ended December 31, 2016 and 2015 were $34.6 million and $35.7 million, respectively. Expected benefit payments are expected to be paid out of the Pension Plans as follows:

Year	Pension Benefits
(In Thousands)
2017	$39,624
2018	41,043
2019	42,527
2020	43,745
2021	45,084
2022 through 2026	235,759